Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table is a demonstration of the relationship between the compensation that the Company has paid to its CEO, Charles E. Young, the compensation paid to the other named executive officers, and certain financial metrics, for the fiscal years 2024, 2023 and 2022.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment on January 1, 2022 Based on Total Shareholder Return ($)	Net Income ($)
2024	$2,276,267	$2,348,904	$1,227,972	$1,269,476	$126	$2,992,000
2023	$1,585,577	$1,751,558	$820,488	$915,335	$108	$4,649,000
2022	$1,482,832	$894,576	$892,700	$557,806	$101	$(703,000)
In 2024, 2023 and 2022, Charles E. Young was our Chief Executive Officer and our remaining NEOs consisted of Lee E. Beckelman and William John Young.
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at compensation actually paid to our PEO.

Adjustments to Determine Compensation Actually Paid for PEO	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,050,000)	$(315,003)	$(706,999)
Increase for fair value of Awards granted during the year that remain unvested as of year-end	1,217,784	368,458	333,772
Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year	10,593	761	105,860
Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end	134,477	111,765	(56,828)
Deduction of fair value of Awards granted prior to year that were forfeited during the year	(240,217)	—	(264,061)
Total adjustments	$72,637	$165,981	$(588,256)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at the average compensation actually paid to our non-PEO named executive officers.

Adjustments to Determine Compensation Actually Paid for non-PEO Named Executive Officers	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table.	$(599,999)	$(180,000)	$(404,001)
Increase for fair value of Awards granted during the year that remain unvested as of year-end	695,876	210,546	190,727
Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year	9,624	435	61,746
Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end	76,844	63,866	(32,474)
Deduction of fair value of Awards granted prior to year that were forfeited during the year.	(137,269)	—	(150,892)
Total adjustments	$45,076	$94,847	$(334,894)

Named Executive Officers, Footnote
This executive compensation disclosure provides an overview of the executive compensation program for the named executive officers identified below. For the year ended December 31, 2024, our named executive officers (“NEOs”) were:
•Charles E. Young, Chief Executive Officer;
•Lee E. Beckelman, Chief Financial Officer; and
•William John Young, Chief Operating Officer.

PEO Total Compensation Amount	$ 2,276,267	$ 1,585,577	$ 1,482,832
PEO Actually Paid Compensation Amount	2,348,904	1,751,558	894,576
Non-PEO NEO Average Total Compensation Amount	1,227,972	820,488	892,700
Non-PEO NEO Average Compensation Actually Paid Amount	1,269,476	915,335	557,806
Total Shareholder Return Amount	126	108	101
Net Income (Loss)	2,992,000	4,649,000	(703,000)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,637	165,981	(588,256)
PEO | Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,050,000)	(315,003)	(706,999)
PEO | Increase for fair value of Awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,217,784	368,458	333,772
PEO | Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,593	761	105,860
PEO | Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,477	111,765	(56,828)
PEO | Deduction of fair value of Awards granted prior to year that were forfeited during the year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,217)	0	(264,061)
Non-PEO NEO | Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,999)	(180,000)	(404,001)
Non-PEO NEO | Increase for fair value of Awards granted during the year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	695,876	210,546	190,727
Non-PEO NEO | Increase for change in fair value from prior year-end to vesting date of Awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,624	435	61,746
Non-PEO NEO | Deduction/increase for change in fair value from prior year-end to current year-end of Awards granted prior to year that remain unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,844	63,866	(32,474)
Non-PEO NEO | Deduction of fair value of Awards granted prior to year that were forfeited during the year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(137,269)	0	(150,892)
Non-PEO NEO | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,076	$ 94,847	$ (334,894)